General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting server networking solutions for a broad range of servers and server based systems.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), since February 1994 and in Israel on the Tel Aviv Stock Exchange ("TASE"), since December 2005. Since February 11, 2008, the Company's shares have been traded on the NASDAQ Global Market (prior thereto they were traded on the NASDAQ Capital Market).

Silicom markets its products directly, through (i) Original Equipment Manufacturers ("OEMs") which sell the Company's connectivity products under their own private labels or incorporate the Company's products into their products, (ii) a worldwide network of independent distributors and (iii) its US-based subsidiary.

In these financial statements the terms "Company" or Silicom refer to Silicom Ltd. and its wholly owned subsidiary, Silicom Connectivity Solutions, Inc., whereas the term "subsidiary" refers to Silicom Connectivity Solutions, Inc., a wholly owned subsidiary of Silicom Ltd.